Award Timing Disclosure	12 Months Ended
Dec. 31, 2024
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure
We do not grant equity awards, including SARs and stock options, in anticipation of the release of material nonpublic information and we do not time the release of material nonpublic information based on equity award grant dates or for the purpose of affecting the value of executive compensation. In addition, we do not take material nonpublic information into account when determining the timing and terms of such awards. Although we do not have a formal policy with respect to the timing of our equity award grants, the Compensation Committee typically reviews and approves annual equity awards, including SARs and stock options, to our executive officers at meetings in late February of each year, with the awards granted in late February or early March of each year. The dates for the Compensation Committee meetings are set more than a year in advance on a fairly consistent cadence year over year. The timing of any equity grants to executive officers pursuant to employment agreements or other non-routine grants is tied to the event giving rise to the award. No options have been granted since 2016.

Award Timing Method	Although we do not have a formal policy with respect to the timing of our equity award grants, the Compensation Committee typically reviews and approves annual equity awards, including SARs and stock options, to our executive officers at meetings in late February of each year, with the awards granted in late February or early March of each year. The dates for the Compensation Committee meetings are set more than a year in advance on a fairly consistent cadence year over year. The timing of any equity grants to executive officers pursuant to employment agreements or other non-routine grants is tied to the event giving rise to the award. No options have been granted since 2016.
Award Timing Predetermined	true
Award Timing MNPI Considered	false
Award Timing, How MNPI Considered	We do not grant equity awards, including SARs and stock options, in anticipation of the release of material nonpublic information
MNPI Disclosure Timed for Compensation Value	false